(Loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2019
(Loss) per Common Share [Abstract]
Schedule of Losses per Common Share

	For the Three Months Ended June 30, 2019	For the Three Months Ended June 30, 2018	For the Six Months Ended June 30, 2019	For the Six Months Ended June 30, 2018
Numerator:
Net loss	$(16,550)	$(22,068)	$(15,689)	$(46,534)
Less:
Dividend declared on restricted shares	(65)	(35)	(131)	(71)
Undistributed loss attributable to Series C participating preferred shares	—	1,117	(13)	2,321

Net loss attributable to common stockholders, basic	$(16,615)	$(20,986)	$(15,833)	$(44,284)

Plus:
Dividend declared on restricted shares	—	—	—	—
Net loss attributable to common stockholders, diluted	$(16,615)	$(20,986)	$(15,833)	$(44,284)

Denominator:
Denominator for basic net loss per share — weighted average shares	13,510,361	9,615,261	13,414,547	9,758,558
Series A preferred stock	—	—	—	—
Restricted shares	—	—	—	—
Denominator for diluted net loss per share — adjusted weighted average shares	13,510,361	9,615,261	13,414,547	9,758,558

Net loss per share, basic and diluted	$(1.23)	$(2.18)	$(1.18)	$(4.54)